U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

August 31, 2007

Via EDGAR Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:  Hotchkis and Wiley Funds
File Nos.  333-68740 and 811-10487

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Hotchkis and Wiley Funds (the “Trust”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated August 29, 2007, and filed electronically as Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
for U.S. Bancorp Fund Services, LLC